Voya Index Solution 2055 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2055 Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,203
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	605
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	908
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,086